Leases - Summary of Leases by Balance Sheet Category (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating right-of-use assets	$ 3,899,000	$ 4,333,000	$ 4,147,000
Operating lease liability — current	674,000	659,000	684,000
Operating lease liability — non-current	$ 3,276,000	$ 3,712,000	$ 3,200,000